Note 25 Medical benefits commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Medical benefits commitments [Line Items]
Medical benefits commitments		€ 1,728	€ 1,448
Medical benefits commitments		1,269	1,728	€ 1,448
Present value of defined benefit obligation [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,728	1,448	1,377
Medical benefits commitments		1,269	1,728	1,448
Present value of defined benefit obligation [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		18	20	19
Present value of defined benefit obligation [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		167	167	144
Present value of defined benefit obligation [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	28
Present value of defined benefit obligation [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(333)	(5)	(215)
Present value of defined benefit obligation [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	0	0	0
Present value of defined benefit obligation [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		15	(70)	0
Present value of defined benefit obligation [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(293)	56	(191)
Present value of defined benefit obligation [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(55)	8	(23)
Present value of defined benefit obligation [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(71)	(70)	(60)
Present value of defined benefit obligation [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Total for all business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(240)	168	155
Present value of defined benefit obligation [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,744	1,476	1,494
Medical benefits commitments		1,367	1,744	1,476
Plan assets [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		168	165	157
Plan assets [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		15	17	0
Plan assets [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Plan assets [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(247)	(17)	(144)
Plan assets [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	(247)	(17)	(144)
Plan assets [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(70)	(70)	(60)
Plan assets [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Total for all business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	(139)
Plan assets [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(243)	173	167
Plan assets [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments		(16)	(28)	(116)
Medical benefits commitments		(98)	(16)	(28)
Net liability asset [Member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		18	20	19
Net liability asset [Member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(2)	2	(14)
Net liability asset [Member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(15)	(17)	0
Net liability asset [Member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	28
Net liability asset [Member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(86)	12	(71)
Net liability asset [Member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	247	17	144
Net liability asset [Member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		15	(70)	0
Net liability asset [Member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(293)	56	(191)
Net liability asset [Member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(55)	8	(23)
Net liability asset [Member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Total for all business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	139
Net liability asset [Member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		3	(5)	(11)
Net liability asset [Member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		€ 0	€ 0	€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".